6. Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Aug. 31, 2020
Equity [Abstract]
Stockholders' Equity (Deficit)

Note 3 – Stockholders’ Equity (Deficit)

Authorized Shares

The Company is authorized to issue up to 900,000,000 shares of common stock, par value $0.0001 per share. Each outstanding share of common stock entitles the holder to one vote per share on all matters submitted to a stockholder vote. All shares of common stock are non-assessable and non-cumulative, with no pre-emptive rights.

Note 6 – Stockholders’ Equity (Deficit)

Authorized Shares

The Company is authorized to issue up to 900,000,000 shares of common stock par value $0.0001 per share. Each outstanding share of common stock entitles the holder to one vote per share on all matters submitted to a stockholder vote. All shares of common stock are non-assessable and non-cumulative, with no pre-emptive rights. The Company’s initial Articled authorized 5,000,000 preferred shares at .0001 par value, no other attributes have been assigned and no such shares have ever been issued.

Common Stock

During the year ended August 31, 2020, the Company issued 581,666 shares of its common stock to 2 consultants and an advisor for services rendered at a fair value of $72,120 or an average of $0.124 per share.